Note 3 - Securities (Details Textual)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Securities, Available-for-Sale, Unrealized Loss Position, Number of Positions	386	114
Debt Securities, Available-for-Sale, Continuous Unrealized Loss Position, 12 Months or Longer, Number of Positions	113	1
Debt Securities, Available-for-Sale, Realized Loss	$ 114,000	$ 16,000	$ 0
Income Tax Expense (Benefit), Total	1,214,000	2,494,000	2,922,000
Debt Securities, Available-for-Sale, Realized Gain	0	0	289,000
Realized Losses on Sale of Securities [Member]
Income Tax Expense (Benefit), Total	24,000	3,000	$ 61,000
Debt Securities, Availabe-for-Sale, Pledged as Collateral [Member]
Debt Securities, Available-for-Sale, Restricted	$ 42,900,000	$ 34,000,000.0